Loss per share - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Detail) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [line items]
Total	222,491	343,035	358,677
Warrants
Earnings per share [line items]
Total	26,000	26,000	26,000
Restricted ordinary shares
Earnings per share [line items]
Total	4,920	10,337	21,635
Share options
Earnings per share [line items]
Total	41,315	48,592	54,937
Restricted stock units (RSUs)
Earnings per share [line items]
Total	148,200	132,432	131,765
Shares committed under ESPP
Earnings per share [line items]
Total	2,056	4,224	2,890
Options to swap the shares in GHL subsidiaries for GHL Class A Ordinary Shares
Earnings per share [line items]
Total	0	121,450	121,450